ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2012	2013
Accounts receivable	$2,959	$2,082
Less: Allowance for doubtful accounts	(130)	(55)

	$2,829	$2,027

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2011, 2012 and 2013:

(in US$ thousands)	2011	2012	2013
Balance at beginning of year	$842	$2,594	$130
Additions: Provision for bad debt expense	1,820	169	37
Less: Write-offs	(61)	(269)	(109)
Deconsolidation - IAHGames	—	(2,370)	—
Translation adjustment	(7)	6	(3)

Balance at end of year	$2,594	$130	$55